Cross Shore Discovery Fund
Schedule of Investments
December 31, 2022
(Unaudited)
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					Initial		Available
	% of				Acquisition	Redemption	Redemption
Portfolio Funds*	Net Assets		Cost(1)	Fair Value	Date	Frequency(2)	Date

Long/Short Generalist:
Atika Offshore Fund, Ltd., Class A, Series 1	8.3%		$ 1,231,066	$ 2,943,429	1/2/2015	Quarterly	3/31/2023

EVR Offshore Partners Fund, Ltd., Class B, Series 1121	5.3%		1,750,000	1,883,399	11/1/2021	Quarterly	3/31/2023	(3)(4)

Hawk Ridge Partners Offshore, Ltd., Class A, Initial Series	7.4%		1,600,000	2,605,234	2/1/2018	Quarterly	3/31/2023

Hill City Capital Offshore Fund Ltd., Class A, Series 14	4.9%		1,561,707	1,731,635	11/1/2021	Quarterly	3/31/2023	(4)(5)

Hill City Capital Offshore Fund Ltd., Class C, Series 14-SP6	0.6%		188,293	218,216	9/1/2022	N/A	(7)

TCIM Offshore Fund Ltd., Class A-33, Series 2019-12	6.9%		1,756,890	2,432,764	12/1/2019	Monthly	1/31/2023

Thames Absolute Return Offshore Fund, Ltd., Class B-2, Series 1	5.5%		1,550,000	1,945,700	11/1/2017	Quarterly	3/31/2023

Wolf Hill Offshore Fund, Ltd., Class A-OS, Series 2021-07	4.4%		1,300,000	1,537,546	7/1/2021	Quarterly	3/31/2023

Total Long/Short Generalist	43.3%		10,937,956	15,297,923

Long/Short Sector:
Energy
Encompass Capital Fund Offshore Ltd., Class A, Series 1	10.5%		1,803,039	3,719,117	1/1/2020	Quarterly	3/31/2023

Financial Services
BHZ Consolidation Cayman Fund, LP, Class C	6.7%		1,950,000	2,350,661	5/1/2018	Quarterly	3/31/2023

Healthcare, Biotechnology
Avoro Life Sciences Offshore Fund Ltd., Class A-1	11.6%		1,069,545	4,099,291	5/1/2017	Quarterly	3/31/2023
Biomedical Offshore Value Fund, Ltd., Class I, Series 200199-1	8.6%		2,100,000	3,034,504	1/1/2019	Quarterly	3/31/2023

Total Healthcare, Biotechnology	20.2%		3,169,545	7,133,795

Healthcare, Consumer
Armistice Capital Offshore Fund Ltd., Class A, Series 2019-04B	0.0%	(6)	17,040	3,153	4/1/2019	N/A	(7)
Armistice Capital Offshore Fund Ltd., Class A, Series 2015-09B	0.0%	(6)	4,503	1,531	9/1/2015	N/A	(7)
Armistice Capital Offshore Fund Ltd., Class A, Series 2013-08B	0.0%	(6)	3,108	1,159	1/2/2015	N/A	(7)
Total Healthcare, Consumer	0.0%	(6)	24,651	5,843

Technology, Media and Telecommunications
Atreides Foundation Fund, Ltd., Founders Class, Series F-2	5.8%		1,585,524	2,034,868	5/15/2019	Quarterly	3/31/2023	(4)
Center Lake Capital, Ltd., Class A, Initial Series	3.3%		1,500,000	1,150,301	5/1/2019	Semi-Annual	6/30/2023
Total Technology, Media and Telecommunications	9.1%		3,085,524	3,185,169

Total Long/Short Sector	46.5%		10,032,759	16,394,585

Total Investments In Portfolio Funds	89.8%		$ 20,970,715	$ 31,692,508

	% of
Money Market Funds	Net Assets		Cost	Fair Value	Shares

Federated Hermes Institutional Prime Obligations Fund,
Institutional Class, 4.36%(8)	4.9%		$ 1,730,971	$ 1,731,660	1,731,487

Total Investments	94.7%		$ 22,701,686	$ 33,424,168

Other Assets in Excess of Liabilities	5.3%			$ 1,881,045
				$ 35,305,213
Net Assets	100.0%

* Non-income producing security.
(1) There were no unfunded capital commitments as of December 31, 2022.
(2) Certain redemptions may be subject to various restrictions and limitations such as redemption penalties on investments liquidated within a certain period subsequent to investment (e.g., a soft or hard lock-up), investor-level gates and/or Portfolio Fund-level gates. Redemption notice periods range from 30 to 120 days.
(3) Subject to hard lock through March 31, 2023.
(4) Subject to 25% investor level quarterly gate.
(5) Subject to hard lock through December 31, 2022.
(6) Amount is less than 0.05%.
(7) Redemptions are not permitted until the underlying special investments are sold/liquidated.
(8) Rate disclosed is the seven day effective yield as of December 31, 2022.